Other liabilities - Summary of other provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions
Litigation costs		€ 19,000
Severance expense	€ 8,000	5,500
Additional one time termination benefits	1,100
Severance liability	3,500
Beginning Balance	5,323	3,031
Additions	1,741	20,389
Used	(5,942)	(13,081)
Released	(1,122)	(5,016)
Ending Balance		5,323
Legal
Disclosure of other provisions
Beginning Balance	5,287	1,294
Additions	1,670	19,909
Used	(5,840)	(12,500)
Released	(1,117)	(3,416)
Ending Balance		5,287
Other
Disclosure of other provisions
Beginning Balance	36	1,737
Additions	71	480
Used	(102)	(581)
Released	€ (5)	(1,600)
Ending Balance		€ 36